RESTRICTED CASH (DETAILS TEXTUAL) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Restricted Cash [Line Items]
Restricted Cash and Cash Equivalents, Current	$ 0	$ 643